LONG-TERM INVESTMENTS, NET - Available-for-sale debt investments (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
LONG-TERM INVESTMENTS, NET
Cost or Amortized cost	¥ 5,466,446
Gross unrealized losses	(340,157)
Fair value	¥ 5,126,289